DERIVATIVE LIABILITIES (Details 2) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Embedded conversion feature derivative liabilities	$ 1,091,544	$ 301,779	$ 0
Warrant derivative liabilities	239,049	432,793	$ 0
Total	1,330,593	734,572
Fair Value, Inputs, Level 1 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion feature derivative liabilities	1,091,544	301,779
Warrant derivative liabilities	239,049	432,793
Total	$ 1,330,593	$ 734,572